Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Administrative Service, Management and Consulting Arrangement
The Company is subject to a Management Consulting Agreement with Apollo (the “Management Consulting Agreement”) that renews on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company’s Adjusted EBITDA. Apollo elected to waive charges of any portion of the annual management fee due in excess of $3 for the years ended December 31, 2015, 2014 and 2013.
During each of the years ended December 31, 2015, 2014 and 2013, the Company recognized expense under the Management Consulting Agreement of $3. This amount is included in “Other operating expense (income), net” in the Company’s Consolidated Statements of Operations.
Transactions with MPM
Shared Services Agreement
On October 1, 2010, the Company entered into a shared services agreement with Momentive Performance Materials Inc. (‘MPM”) (which, from October 1, 2010 through October 24, 2014, was a subsidiary of Hexion Holdings) (the “Shared Services Agreement”). Under this agreement, the Company provides to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and MPM. The Shared Services Agreement was renewed for one year starting October 2015 and is subject to termination by either the Company or MPM, without cause, on not less than 30 days’ written notice, and expires in October 2016 (subject to one-year renewals every year thereafter; absent contrary notice from either party).
On April 13, 2014, Momentive Performance Materials Holdings Inc. (MPM’s direct parent company at such date), MPM and certain of its U.S. subsidiaries filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. On October 24, 2014, in conjunction with MPM’s emergence from Chapter 11 bankruptcy and the consummation of MPM’s plan of reorganization, the Shared Services Agreement was amended to, among other things, (i) exclude the services of certain executive officers, (ii) provide for a transition assistance period at the election of the recipient following termination of the Shared Services Agreement of up to 12 months, subject to one successive renewal period of an additional 60 days and (iii) provide for the use of an independent third-party firm to assist the Shared Services Steering Committee with its annual review of billings and allocations. Additionally, upon emergence from Chapter 11 bankruptcy, MPM paid all previously unpaid amounts to the Company related to the Shared Services Agreement.
Pursuant to the Shared Services Agreement, during the years ended December 31, 2015, 2014 and 2013, the Company incurred approximately $70, $131 and $121, respectively, of net costs for shared services and MPM incurred approximately $60, $99 and $92, respectively, of net costs for shared services. Included in the net costs incurred during the years ended December 31, 2015, 2014 and 2013, were net billings from the Company to MPM of $35, $49 and $31, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to the applicable allocation percentage. The allocation percentage for 2015 changed from 2014 from 57% to 54% for the Company and 43% to 46% for MPM. The allocation percentages are reviewed by the Steering Committee pursuant to the terms of the Shared Services Agreement. The Company had accounts receivable from MPM of $7 and $9 as of December 31, 2015 and 2014, respectively, and no accounts payable to MPM.
Sales and Purchases of Products and Services with MPM
The Company also sells products to, and purchases products from, MPM pursuant to a Master Buy/Sell Agreement dated as of September 6, 2012 (the “Master Buy/Sell Agreement”). The standard terms and conditions of the seller in the applicable jurisdiction apply to transactions under the Master Buy/Sell Agreement. The Master Buy/Sell Agreement has an initial term of three years and may be terminated for convenience by either party thereunder upon 30 days' prior notice. The Master Buy/Sell Agreement was renewed for one year starting September 2015. Additionally, a subsidiary of MPM has acted as a non-exclusive distributor in India for certain of the Company’s subsidiaries pursuant to Distribution Agreements dated as of September 6, 2012 (the “Distribution Agreements”). The Distribution Agreements had initial terms of three years and were terminated by mutual agreement on March 9, 2015. Pursuant to these agreements and other purchase orders, during the years ended December 31, 2015, 2014 and 2013, the Company sold $1, $1 and less than $1, respectively, of products to MPM and purchased $3, $8 and $9, respectively. As of December 31, 2015 and 2014, the Company had less than $1 of accounts receivable from MPM and less than $1 and $1, respectively, of accounts payable to MPM related to these agreements.

Other Transactions with MPM

In March 2014, the Company entered into a ground lease with a Brazilian subsidiary of MPM to lease a portion of MPM’s manufacturing site in Itatiba, Brazil for purposes of constructing and operating an epoxy production facility. In conjunction with the ground lease, the Company entered into a site services agreement whereby MPM’s subsidiary provides to the Company various services such as environmental, health and safety, security, maintenance and accounting, among others, to support the operation of this new facility. The Company paid less than $1 to MPM under this agreement for both the years ended December 31, 2015 and 2014.

In April 2014, the Company purchased 100% of the interests in MPM’s Canadian subsidiary for a purchase price of approximately $12. As a part of the transaction the Company also entered into a non-exclusive distribution agreement with a subsidiary of MPM, whereby the Company acts as a distributor of certain MPM products in Canada. The agreement has a term of 10 years, and is cancelable by either party with 180 days’ notice. The Company is compensated for acting as distributor at a rate of 2% of the net selling price of the related products sold. During the years ended December 31, 2015 and 2014, the Company purchased approximately $28 and $29, respectively, of products from MPM under this distribution agreement, and earned $1 from MPM as compensation for acting as distributor of the products. As of December 31, 2015 and 2014, the Company had $2 of accounts payable to MPM related to the distribution agreement.
Purchase of Hexion LLC Debt
In 2009, the Company purchased $180 in face value of the outstanding Hexion LLC PIK Debt Facility for $24, including accrued interest. The loan receivable from Hexion LLC was recorded at its acquisition value of $24 as a reduction of equity in the Consolidated Balance Sheets as Hexion LLC is the Company’s parent. In addition, the Company had not recorded accretion of the purchase discount or interest income as ultimate receipt of these cash flows was under the control of Hexion LLC.
During the year ended December 31, 2013, in conjunction with the refinancing transactions in early 2013 (see Note 7), the loan receivable from Hexion LLC was settled for no consideration at the direction of Hexion LLC. As a result, the Company accounted for the settlement of the loan as a distribution to Hexion LLC of $24, which was recognized in “Paid-in Capital” in the Consolidated Balance Sheets. Additionally, during the year ended December 31, 2013, the Company declared a distribution to Hexion LLC of $208 in connection with the retirement of the outstanding $247 aggregate principal amount of the Hexion LLC’ PIK Facility held by an unaffiliated third party, in conjunction with the refinancing transactions in early 2013.
Purchases and Sales of Products and Services with Affiliates Other than MPM
The Company sells products to various Apollo affiliates other than MPM. These sales were $59, $114 and $114 for the years ended December 31, 2015, 2014 and 2013, respectively. Accounts receivable from these affiliates were less than $1 and $11 at December 31, 2015 and 2014, respectively. The Company also purchases raw materials and services from various Apollo affiliates other than MPM. These purchases were $3, $5 and $31 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had accounts payable to these affiliates of less than $1 at both December 31, 2015 and 2014.
Participation of Apollo Global Securities in Refinancing Transactions
In April 2015, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received less than $1 in connection with the sale of the $315 aggregate principal amount of the Company’s 10.00% First-Priority Senior Secured Notes due 2020 (See Note 7).
In January 2013, AGS acted as one of the initial purchasers and received approximately $1 in connection with the sale of an additional $1,100 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020. AGS also received $1 in structuring fees in connection with the refinancing transactions in early 2013 (See Note 7).
Other Transactions and Arrangements
Hexion Holdings previously purchased insurance policies which cover the Company. Amounts are billed to the Company annually based on the Company’s relative share of the insurance premiums and amortized over the term of the policy. Hexion Holdings billed the Company $13 for the year ended December 31, 2013. The Company had no accounts payable to Hexion Holdings under these arrangements at December 31, 2015 or 2014.
The Company sells finished goods to, and purchases raw materials from, a foundry joint venture between the Company and HA-USA Inc. (“HAI”). The Company also provides toll-manufacturing and other services to HAI. The Company’s investment in HAI is recorded under the equity method of accounting, and the related sales and purchases are not eliminated from the Company’s Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company’s Consolidated Financial Statements to the extent of the Company’s 50% interest in HAI. Sales and services provided to HAI were $72, $107 and $104 for the years ended December 31, 2015, 2014 and 2013, respectively. Accounts receivable from HAI were $1 and $8 at December 31, 2015 and 2014, respectively. Purchases from HAI were $16, $36 and $31 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had accounts payable to HAI of $1 and $2 at December 31, 2015 and 2014, respectively. Additionally, HAI declared dividends to the Company of $19 and $14 during the years ended December 31, 2015 and 2014, respectively. No amounts remain outstanding related to these previously declared dividends as of December 31, 2015.
The Company’s purchase contracts with HAI represent a significant portion of HAI’s total revenue, and this factor results in the Company absorbing the majority of the risk from potential losses or the majority of the gains from potential returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not consolidate HAI. The carrying value of HAI’s assets were $44 and $53 at December 31, 2015 and 2014, respectively. The carrying value of HAI’s liabilities were $14 and $16 at December 31, 2015 and 2014, respectively.
In 2013, the Company and HAI resolved a dispute regarding raw material pricing. As part of the resolution, the Company will provide discounts to HAI on future purchases of dry and liquid resins totaling $16 over a period of three years. During the year ended December 31, 2015, the Company issued $5 of discounts to HAI under this agreement. As of December 31, 2015, $1 remained outstanding under this agreement, all of which is classified in “Other current liabilities” in the Consolidated Balance Sheets. As of December 31, 2014, $7 remained outstanding under this agreement, $5 of which is classified in “Other current liabilities” in the Consolidated Balance Sheets, with the remaining $2 included in “Other long-term liabilities.”
The Company sells products and provides services to, and purchases products from, its other joint ventures which are recorded under the equity method of accounting. These sales were $33, $27, and $12 for the years ended December 31, 2015, 2014 and 2013, respectively. Accounts receivable from these joint ventures were $10 and $15 at December 31, 2015 and 2014, respectively. These purchases were $33, $26, and less than $1 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had accounts payable to these joint ventures of $2 and $26 at December 31, 2015 and 2014, respectively.
The Company had a loan receivable of $6 as of both December 31, 2015 and 2014 and royalties receivable of $2 as of December 31, 2015 from its unconsolidated forest products joint venture in Russia.
As of December 31, 2014, the Company had approximately $11 of cash on deposit as collateral for a loan that was extended by a third party to one of the Company’s unconsolidated joint ventures, which was classified as restricted cash.

In February 2014, the Company made a restricted purpose loan of $50 to Superholdco Finance Corp (“Finco”), a newly formed subsidiary of Hexion Holdings, which was repaid in full during the year ended December 31, 2014. The loan had a maturity date in February 2015, and bore interest at LIBOR plus 3.75% per annum. The loan was fully collateralized by the assets of Finco. On April 7, 2014, Finco entered into an agreement with MPM under which it purchased approximately $51 of accounts receivable from MPM, paying 95% of the proceeds in cash, with the remaining 5% to be paid in cash when the sold receivables were fully collected. The agreement also appointed MPM to act as the servicer of the receivables on behalf of Finco. Interest incurred under the loan agreement was less than $1 for the year ended December 31, 2014 .
As of December 31, 2014, Finco was deemed to be a VIE, and the Company’s loan to Finco represented a variable interest in Finco. The power to direct the activities that most significantly impact the VIE was shared between the Company and the other related party variable interest entity holder. In July 2015, Finco was dissolved.